AB International Value Fund

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.9%
Industrials – 16.5%
Aerospace & Defense – 7.0%
Airbus SE	15,478	$2,377,644
BAE Systems PLC	106,090	1,907,473
Melrose Industries PLC	275,014	1,746,953
MTU Aero Engines AG	4,324	1,294,628

		7,326,698

Construction & Engineering – 1.1%
Shimizu Corp.	163,600	1,096,833

Electrical Equipment – 0.9%
Fuji Electric Co., Ltd.	15,600	941,627

Machinery – 6.2%
Amada Co., Ltd.	91,200	941,536
IHI Corp.(a)	38,800	1,703,928
Kawasaki Heavy Industries Ltd.(a)	26,800	957,355
Techtronic Industries Co., Ltd.	104,500	1,400,175
Toyota Industries Corp.	18,500	1,465,850

		6,468,844

Passenger Airlines – 1.3%
Ryanair Holdings PLC (Sponsored ADR)	12,380	1,379,875

		17,213,877

Financials – 12.9%
Banks – 10.2%
ABN AMRO Bank NV (CVA)	70,640	1,214,099
Bank of Ireland Group PLC	90,836	1,043,480
Danske Bank A/S	52,430	1,636,458
Erste Group Bank AG	38,130	2,087,036
NatWest Group PLC	571,383	2,603,039
Resona Holdings, Inc.	288,100	2,048,833

		10,632,945

Insurance – 2.7%
ASR Nederland NV(a)	29,216	1,431,818
Prudential PLC(a)	154,314	1,328,470

		2,760,288

		13,393,233

Consumer Staples – 12.0%
Beverages – 3.2%
Coca-Cola Europacific Partners PLC	20,030	1,612,215
Heineken NV(a)	19,400	1,750,347

		3,362,562

Consumer Staples Distribution & Retail – 3.9%
Carrefour SA	93,270	1,502,605
Koninklijke Ahold Delhaize NV	73,806	2,534,034

		4,036,639

Company	Shares	U.S. $ Value

Food Products – 2.6%
Nestle SA (REG)	25,450	$2,729,260

Personal Care Products – 2.3%
Haleon PLC	477,534	2,405,217

		12,533,678

Health Care – 10.7%
Health Care Equipment & Supplies – 3.1%
ConvaTec Group PLC(b)	196,523	618,823
ResMed, Inc. (CDI)	107,300	2,601,141

		3,219,964

Health Care Providers & Services – 1.7%
Fresenius SE & Co. KGaA(c)	49,360	1,822,715

Pharmaceuticals – 5.9%
GSK PLC	73,120	1,592,520
Merck KGaA	8,820	1,721,297
Roche Holding AG (Genusschein)	8,290	2,806,336

		6,120,153

		11,162,832

Consumer Discretionary – 9.7%
Automobiles – 3.0%
Honda Motor Co., Ltd.	149,600	1,650,873
Subaru Corp.	77,300	1,482,659

		3,133,532

Hotels, Restaurants & Leisure – 0.6%
Entain PLC(a)	75,410	642,418

Household Durables – 3.5%
Persimmon PLC	50,550	1,095,236
Sony Group Corp.	26,200	2,551,725

		3,646,961

Specialty Retail – 1.3%
JD Sports Fashion PLC	751,910	1,370,540

Textiles, Apparel & Luxury Goods – 1.3%
Burberry Group PLC	49,590	435,673
Kering SA	3,010	863,131

		1,298,804

		10,092,255

Materials – 8.5%
Chemicals – 4.2%
Arkema SA	16,890	1,567,016
Kuraray Co., Ltd.	112,800	1,484,827
Tosoh Corp.	101,500	1,309,476

		4,361,319

Construction Materials – 2.0%
CRH PLC	23,190	2,104,956

Company	Shares	U.S. $ Value

Metals & Mining – 2.3%
Endeavour Mining PLC(a)	47,446	$1,008,314
Lundin Mining Corp.(a)	130,620	1,355,002

		2,363,316

		8,829,591

Communication Services – 7.7%
Diversified Telecommunication Services – 5.3%
Deutsche Telekom AG (REG)	81,730	2,325,463
Koninklijke KPN NV	392,490	1,603,001
Telstra Group Ltd.(a)	583,088	1,548,751

		5,477,215

Entertainment – 2.4%
Konami Group Corp.	18,300	1,658,812
Ubisoft Entertainment SA(c)	47,328	896,840

		2,555,652

		8,032,867

Information Technology – 7.2%
Semiconductors & Semiconductor Equipment – 5.8%
NXP Semiconductors NV	5,760	1,476,634
SK Hynix, Inc.	4,340	568,721
Taiwan Semiconductor Manufacturing Co., Ltd.	62,000	1,835,532
Tokyo Electron Ltd.	12,100	2,177,762

		6,058,649

Technology Hardware, Storage & Peripherals – 1.4%
Samsung Electronics Co., Ltd.	25,290	1,404,564

		7,463,213

Energy – 7.0%
Energy Equipment & Services – 3.9%
Shell PLC	94,980	3,384,316
Vallourec SACA(c)	42,393	677,461

		4,061,777

Oil, Gas & Consumable Fuels – 3.1%
Cameco Corp.(a)	44,320	1,808,449
Repsol SA	103,094	1,415,684

		3,224,133

		7,285,910

Utilities – 3.7%
Electric Utilities – 3.7%
EDP SA	507,664	2,134,513
Enel SpA	230,600	1,752,720

		3,887,233

Total Common Stocks (cost $82,069,967)		99,894,689

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(d) (e) (f) (cost $2,652,781)	2,652,781	$2,652,781

Total Investments Before Security Lending Collateral for Securities Loaned – 98.4% (cost $84,722,748)		102,547,470

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(d) (e) (f) (cost $1,937,336)	1,937,336	1,937,336

Total Investments – 100.3% (cost $86,660,084)(g)		104,484,806
Other assets less liabilities – (0.3)%		(300,809)

Net Assets – 100.0%		$104,183,997

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	3,289	SEK	34,595	09/19/2024	$82,941
Bank of America, NA	JPY	117,092	USD	798	10/17/2024	(8,351)
Bank of America, NA	EUR	7,978	USD	8,748	10/25/2024	(91,692)
Bank of America, NA	CAD	2,142	USD	1,580	11/07/2024	(12,181)
Bank of America, NA	GBP	1,035	USD	1,370	11/08/2024	10,640
Barclays Bank PLC	BRL	1,330	USD	240	09/04/2024	4,087
Barclays Bank PLC	USD	235	BRL	1,330	09/04/2024	845
Barclays Bank PLC	USD	239	BRL	1,330	10/02/2024	(4,120)
Barclays Bank PLC	JPY	76,397	USD	526	10/17/2024	609
Barclays Bank PLC	USD	775	JPY	112,358	10/17/2024	(1,618)
Barclays Bank PLC	USD	844	CHF	714	10/25/2024	588
Barclays Bank PLC	USD	1,639	EUR	1,496	10/25/2024	18,178
Citibank, NA	CNH	6,709	USD	926	09/27/2024	(23,194)
Citibank, NA	CAD	696	USD	514	11/07/2024	(3,755)
Citibank, NA	TWD	6,553	USD	208	11/22/2024	558
Citibank, NA	TWD	46,038	USD	1,446	11/22/2024	(7,800)
Goldman Sachs Bank USA	USD	688	ILS	2,484	09/26/2024	(4,292)
Goldman Sachs Bank USA	USD	3,366	CHF	2,844	10/25/2024	535
HSBC Bank USA	USD	121	KRW	167,364	10/18/2024	4,326
JPMorgan Chase Bank, NA	BRL	1,330	USD	235	09/04/2024	(845)
JPMorgan Chase Bank, NA	USD	234	BRL	1,330	09/04/2024	1,583
JPMorgan Chase Bank, NA	USD	1,725	JPY	251,748	10/17/2024	8,330
JPMorgan Chase Bank, NA	EUR	816	USD	894	10/25/2024	(10,411)
Morgan Stanley Capital Services, Inc.	USD	6,105	AUD	9,175	09/19/2024	107,789
Morgan Stanley Capital Services, Inc.	USD	944	CNH	6,709	09/27/2024	4,929
Morgan Stanley Capital Services, Inc.	USD	597	JPY	86,820	10/17/2024	212
Morgan Stanley Capital Services, Inc.	KRW	3,253,970	USD	2,376	10/18/2024	(63,537)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	509	KRW	693,655	10/18/2024	$11,395
Morgan Stanley Capital Services, Inc.	USD	1,168	SGD	1,566	10/18/2024	34,943
Morgan Stanley Capital Services, Inc.	USD	971	EUR	886	10/25/2024	10,420
State Street Bank & Trust Co.	AUD	673	USD	434	09/19/2024	(21,754)
State Street Bank & Trust Co.	SEK	3,828	USD	365	09/19/2024	(7,861)
State Street Bank & Trust Co.	USD	528	AUD	792	09/19/2024	8,513
State Street Bank & Trust Co.	USD	263	AUD	387	09/19/2024	(941)
State Street Bank & Trust Co.	USD	267	NOK	2,828	09/19/2024	(454)
State Street Bank & Trust Co.	USD	275	SEK	2,883	09/19/2024	5,951
State Street Bank & Trust Co.	USD	226	SEK	2,308	09/19/2024	(558)
State Street Bank & Trust Co.	MXN	4,578	USD	235	09/26/2024	2,888
State Street Bank & Trust Co.	USD	250	MXN	4,578	09/26/2024	(18,828)
State Street Bank & Trust Co.	HKD	9,262	USD	1,189	10/17/2024	(979)
State Street Bank & Trust Co.	JPY	57,092	USD	399	10/17/2024	5,613
State Street Bank & Trust Co.	USD	330	JPY	48,821	10/17/2024	5,556
State Street Bank & Trust Co.	USD	859	JPY	123,649	10/17/2024	(7,594)
State Street Bank & Trust Co.	EUR	567	USD	632	10/25/2024	3,368
State Street Bank & Trust Co.	EUR	892	USD	979	10/25/2024	(9,403)
State Street Bank & Trust Co.	USD	381	CHF	323	10/25/2024	780
State Street Bank & Trust Co.	USD	28	CHF	24	10/25/2024	(27)
State Street Bank & Trust Co.	USD	2,226	EUR	2,025	10/25/2024	17,306
State Street Bank & Trust Co.	USD	1,432	EUR	1,284	10/25/2024	(9,702)
State Street Bank & Trust Co.	CAD	1,171	USD	863	11/07/2024	(8,046)
State Street Bank & Trust Co.	GBP	900	USD	1,189	11/08/2024	6,472
State Street Bank & Trust Co.	USD	383	GBP	292	11/08/2024	546
State Street Bank & Trust Co.	USD	554	GBP	419	11/08/2024	(3,185)
UBS AG	USD	575	NOK	6,165	09/19/2024	6,514

						$45,287

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the market value of this security amounted to $618,823 or 0.6% of net assets.

(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,554,723 and gross unrealized depreciation of investments was $(3,684,714), resulting in net unrealized appreciation of $17,870,009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CDI – CHESS Depositary Interest

REG – Registered Shares

COUNTRY BREAKDOWN1

August 31, 2024 (unaudited)

20.9%	Japan
16.0%	United Kingdom
9.9%	United States
8.3%	Netherlands
7.7%	France
7.0%	Germany
5.4%	Switzerland
3.1%	Italy
2.7%	Hong Kong
2.1%	Portugal
2.0%	Austria
1.9%	South Korea
1.8%	Taiwan
8.6%	Other
2.6%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.8% or less in the following: Australia, Canada, Chile, Denmark, Ireland and Spain.

AB International Value Fund

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$1,379,875	$15,834,002		$—	$17,213,877
Financials	—	13,393,233		—	13,393,233
Consumer Staples	4,146,249	8,387,429		—	12,533,678
Health Care	—	11,162,832		—	11,162,832
Consumer Discretionary	—	10,092,255		—	10,092,255
Materials	3,459,958	5,369,633		—	8,829,591
Communication Services	—	8,032,867		—	8,032,867
Information Technology	1,476,634	5,986,579		—	7,463,213
Energy	1,808,449	5,477,461		—	7,285,910
Utilities	—	3,887,233		—	3,887,233
Short-Term Investments	2,652,781	—		—	2,652,781
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,937,336	—		—	1,937,336

Total Investments in Securities	16,861,282	87,623,524	(a)	—	104,484,806
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	366,415		—	366,415
Liabilities:
Forward Currency Exchange Contracts	—	(321,128)		—	(321,128)

Total	$16,861,282	$87,668,811		$—	$104,530,093

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$145	$27,242	$24,734	$2,653	$78
Government Money Market Portfolio*	800	31,166	30,029	1,937	92
Total	$945	$58,408	$54,763	$4,590	$170

*	Investments of cash collateral for securities lending transactions.